RELATED PARTIES - Advances from Related Party (Details) - Sponsor - USD ($)	Jan. 07, 2026	Dec. 31, 2025
RELATED PARTIES
Advances from related party		$ 3,275,000
Private placement warrants | Private placement
RELATED PARTIES
Warrants issued	7,000,000
Subsequent events
RELATED PARTIES
Advances from related party	$ 225,000
Subsequent events | Private placement warrants
RELATED PARTIES
Warrants issued	7,000,000
Subsequent events | Private placement warrants | Private placement
RELATED PARTIES
Warrants issued	7,000,000